Ordinary shares (Details) - $ / shares	1 Months Ended
	Jun. 30, 2016	May 31, 2014	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares
Ordinary shares, par value (in dollars per share)				$ 0.00002	$ 0.00002
RSUs and share options
Ordinary shares
Ordinary shares reserved for issuance				149,369,486	130,816,834
Ordinary shares | Huang River Investment Limited | Transaction with Tencent
Ordinary shares
Ordinary shares issued			351,678,637
Class A ordinary shares
Ordinary shares
Ordinary shares issued		166,120,400
Class A ordinary shares | Huang River Investment Limited | Private Placement
Ordinary shares
Ordinary shares issued		139,493,960
Class A ordinary shares | Newheight Holdings Ltd | Transaction with Walmart
Ordinary shares
Ordinary shares issued	144,952,250